PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
The Bank of Greene County Employees’ Savings and Profit Sharing Plan and Trust [Member]
PARTY-IN-INTEREST TRANSACTIONS [Abstract]
PARTY-IN-INTEREST TRANSACTIONS
NOTE D – PARTY-IN-INTEREST TRANSACTIONS

Plan investments are managed by the trustee of the Plan, Empower Trust Company. Transactions in such investments qualify as party-in-interest transactions, which are exempt from prohibited transaction rules. Notes receivable from participants totaling $282,996 and $227,278 at December 31, 2025 and 2024, respectively, qualify as party-in-interest transactions and are secured by balances in the respective participant accounts.

In 2025 and 2024, the Plan provided participants the election of an investment in Greene County Bancorp, Inc.’s common stock through a unitized company stock fund. As of December 31, 2025, the Plan held 13,867 units of Greene County Bancorp, Inc.’s common stock fund at a per-unit price of $300.18. As of December 31, 2024, the Plan held 15,302 units of Greene County Bancorp, Inc.’s common stock fund at a per-unit price of $363.67. Assets held in this fund are expressed in terms of units and not shares of stock. Each unit represents a proportionate interest in all of the assets of this fund.

The value of Greene County Bancorp, Inc.’s common stock held within each participant’s account is determined each business day by the number of units to the participant’s credit, multiplied by the current unit value. The return on the participant’s investment is based on the value of units, which, in turn, is determined by the market price of the Greene County Bancorp, Inc.’s common stock and by the interest earned on a percentage of the fund’s market value held in a money market fund. As of December 31, 2025, the unitized company stock fund consisted of Greene County Bancorp, Inc.’s common stock at a market value of $3,989,396 and a money market fund at a market value of $173,229. As of December 31, 2024, the unitized company stock fund consisted of Greene County Bancorp, Inc.’s common stock at a market value of $5,253,577 and a money market fund at a market value of $311,272. A percentage of the total market value of the unitized company stock fund is held in a money market fund to facilitate daily participant trading. As of December 31, 2025, the Plan held 179,460 shares of Greene County Bancorp, Inc. common stock in the unitized common stock fund with a market value of $3,989,396 at a price per share of $22.23. As of December 31, 2024, the Plan held 189,523 shares of Greene County Bancorp, Inc. common stock in the unitized common stock fund with a market value of $5,253,577 at a price per share of $27.72.